SENIOR SECURED CONVERTIBLE CREDIT FACILITY (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Jun. 26, 2021	Jun. 27, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at Beginning of Year	$ 170,819,000
Equity Component Debt - New and Amended	(41,388,000)	$ (33,590,000)
Balance at end of period	119,655,000		$ 170,819,000
Equity Component Debt - New and Amended	41,388,000	33,590,000
Medmen Enterprises Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Paid-In-Kind Interest Capitalized			21,961,196	$ 10,247,255
Equity Component Debt - New and Amended			56,150,973	8,287,146
Cash Paid for Debt Issuance Costs			(375,000)	(1,798,122)
Amortization of Debt Discounts			20,992,345	2,166,916
Balance at beginning of period Notes payables	170,821,393	166,368,463	166,368,463	86,855,415
Cash Additions			16,357,691	50,234,282
Fees Capitalized to Debt Related to Debt Modifications			(1,405,691)	26,949,863
Equity Component Debt - New and Amended			(56,150,973)	(8,287,146)
Repayments			(8,000,000)
Principal Reallocation
Net Effect on Debt from Extinguishment			11,073,362
Balance at ending of period Notes payables			170,821,393	166,368,463
Senior Secured Convertible Total [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Paid-In-Kind Interest Capitalized	8,721,000
Gain (Loss) on Extinguishment of Debt, before Write off of Debt Issuance Cost	(12,410,000)
Equity Component Debt - New and Amended	(41,388,000)
Net Effect on Debt from Derivative	(11,100,000)
Cash Paid for Debt Issuance Costs	(2,608,000)
Amortization of Debt Discounts	7,621,000
Equity Component Debt - New and Amended	41,388,000
Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at Beginning of Year	97,900,000
Paid-In-Kind Interest Capitalized	4,363,000
Gain (Loss) on Extinguishment of Debt, before Write off of Debt Issuance Cost	730,000
Equity Component Debt - New and Amended	(25,909,000)
Net Effect on Debt from Derivative	(5,665,000)
Cash Paid for Debt Issuance Costs	(1,332,000)
Amortization of Debt Discounts	3,461,000
Balance at end of period	73,548,000		97,900,000
Equity Component Debt - New and Amended	25,909,000
Tranche One [Member] | Medmen Enterprises Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Paid-In-Kind Interest Capitalized			11,925,650	7,713,899
Equity Component Debt - New and Amended			23,562,662	(6,942,719)
Cash Paid for Debt Issuance Costs
Amortization of Debt Discounts			9,306,004	1,321,414
Balance at beginning of period Notes payables	97,900,493	102,833,447	102,833,447	86,855,415
Cash Additions
Fees Capitalized to Debt Related to Debt Modifications
Equity Component Debt - New and Amended			(23,562,662)	6,942,719
Repayments			(8,000,000)
Principal Reallocation			585,058
Net Effect on Debt from Extinguishment			4,812,996
Balance at ending of period Notes payables			97,900,493	102,833,447
Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at Beginning of Year	25,266,000
Paid-In-Kind Interest Capitalized	1,199,000
Gain (Loss) on Extinguishment of Debt, before Write off of Debt Issuance Cost	1,036,000
Equity Component Debt - New and Amended	(6,957,000)
Net Effect on Debt from Derivative	(1,495,000)
Cash Paid for Debt Issuance Costs	(351,000)
Amortization of Debt Discounts	776,000
Balance at end of period	19,474,000		25,266,000
Equity Component Debt - New and Amended	6,957,000
Tranche Two [Member] | Medmen Enterprises Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Paid-In-Kind Interest Capitalized			3,012,776	1,570,948
Equity Component Debt - New and Amended			6,147,968	1,137,637
Cash Paid for Debt Issuance Costs				(482,998)
Amortization of Debt Discounts			2,089,165	402,374
Balance at beginning of period Notes payables	25,266,134	25,352,687	25,352,687
Cash Additions				25,000,000
Fees Capitalized to Debt Related to Debt Modifications
Equity Component Debt - New and Amended			(6,147,968)	(1,137,637)
Repayments
Principal Reallocation			(3,276)
Net Effect on Debt from Extinguishment			962,750
Balance at ending of period Notes payables			25,266,134	25,352,687
Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at Beginning of Year	9,716,000
Paid-In-Kind Interest Capitalized	464,000
Gain (Loss) on Extinguishment of Debt, before Write off of Debt Issuance Cost	464,000
Equity Component Debt - New and Amended	(2,694,000)
Net Effect on Debt from Derivative	(579,000)
Cash Paid for Debt Issuance Costs	(136,000)
Amortization of Debt Discounts	307,000
Balance at end of period	7,542,000		9,716,000
Equity Component Debt - New and Amended	2,694,000
Tranche Three [Member] | Medmen Enterprises Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Paid-In-Kind Interest Capitalized			1,166,607	288,815
Equity Component Debt - New and Amended			2,480,673	172,786
Cash Paid for Debt Issuance Costs				(641,689)
Amortization of Debt Discounts			854,194	206,093
Balance at beginning of period Notes payables	9,716,459	9,680,433	9,680,433
Cash Additions				10,000,000
Fees Capitalized to Debt Related to Debt Modifications
Equity Component Debt - New and Amended			(2,480,673)	(172,786)
Repayments
Principal Reallocation			(1,277)
Net Effect on Debt from Extinguishment			497,175
Balance at ending of period Notes payables			9,716,459	9,680,433
Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at Beginning of Year	2,407,000
Paid-In-Kind Interest Capitalized	522,000
Gain (Loss) on Extinguishment of Debt, before Write off of Debt Issuance Cost	(6,023,000)
Equity Component Debt - New and Amended	3,710,000
Net Effect on Debt from Derivative	(681,000)
Cash Paid for Debt Issuance Costs	(160,000)
Amortization of Debt Discounts	685,000
Balance at end of period	460,000		2,407,000
Equity Component Debt - New and Amended	(3,710,000)
Tranche Four [Member] | Medmen Enterprises Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Paid-In-Kind Interest Capitalized			1,401,357
Equity Component Debt - New and Amended			2,839,499	11,552,806
Cash Paid for Debt Issuance Costs				(673,435)
Amortization of Debt Discounts			1,794,998	12,932
Balance at beginning of period Notes payables	2,406,966	286,691	286,691
Cash Additions				12,500,000
Fees Capitalized to Debt Related to Debt Modifications
Equity Component Debt - New and Amended			(2,839,499)	(11,552,806)
Repayments
Principal Reallocation			(404,451)
Net Effect on Debt from Extinguishment			2,167,870
Balance at ending of period Notes payables			2,406,966	286,691
Incremental Advance One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at Beginning of Year	1,392,000
Paid-In-Kind Interest Capitalized	117,000
Gain (Loss) on Extinguishment of Debt, before Write off of Debt Issuance Cost	(1,634,000)
Equity Component Debt - New and Amended	218,000
Net Effect on Debt from Derivative	(153,000)
Cash Paid for Debt Issuance Costs	(36,000)
Amortization of Debt Discounts	193,000
Balance at end of period	97,000		1,392,000
Equity Component Debt - New and Amended	(218,000)
Incremental Advance One [Member] | Medmen Enterprises Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Paid-In-Kind Interest Capitalized			290,061
Equity Component Debt - New and Amended			1,296,844	609,060
Cash Paid for Debt Issuance Costs
Amortization of Debt Discounts			684,720	43,318
Balance at beginning of period Notes payables	1,392,158	2,168,540	2,168,540
Cash Additions				2,734,282
Fees Capitalized to Debt Related to Debt Modifications
Equity Component Debt - New and Amended			(1,296,844)	(609,060)
Repayments
Principal Reallocation			(340)
Net Effect on Debt from Extinguishment			(453,979)
Balance at ending of period Notes payables			1,392,158	2,168,540
Incremental Advance Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at Beginning of Year	3,195,000
Paid-In-Kind Interest Capitalized	226,000
Gain (Loss) on Extinguishment of Debt, before Write off of Debt Issuance Cost	(1,529,000)
Equity Component Debt - New and Amended	(1,684,000)
Net Effect on Debt from Derivative	(296,000)
Cash Paid for Debt Issuance Costs	(69,000)
Amortization of Debt Discounts	344,000
Balance at end of period	187,000		3,195,000
Equity Component Debt - New and Amended	1,684,000
Incremental Advance Two [Member] | Medmen Enterprises Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Paid-In-Kind Interest Capitalized			427,165
Equity Component Debt - New and Amended			3,239,507
Cash Paid for Debt Issuance Costs			(175,000)
Amortization of Debt Discounts			1,231,345
Balance at beginning of period Notes payables	3,195,414
Cash Additions			5,420,564
Fees Capitalized to Debt Related to Debt Modifications			(468,564)
Equity Component Debt - New and Amended			(3,239,507)
Repayments
Principal Reallocation			(589)
Net Effect on Debt from Extinguishment
Balance at ending of period Notes payables			3,195,414
Advance 3rd [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at Beginning of Year	4,081,000
Paid-In-Kind Interest Capitalized	439,000
Gain (Loss) on Extinguishment of Debt, before Write off of Debt Issuance Cost	(3,386,000)
Equity Component Debt - New and Amended	(805,000)
Net Effect on Debt from Derivative	(575,000)
Cash Paid for Debt Issuance Costs	(135,000)
Amortization of Debt Discounts	745,000
Balance at end of period	364,000		4,081,000
Equity Component Debt - New and Amended	805,000
Advance 3rd [Member] | Medmen Enterprises Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Paid-In-Kind Interest Capitalized			435,701
Equity Component Debt - New and Amended			7,694,405
Cash Paid for Debt Issuance Costs			(200,000)
Amortization of Debt Discounts			1,539,902
Balance at beginning of period Notes payables	4,081,198
Cash Additions			10,937,127
Fees Capitalized to Debt Related to Debt Modifications			(937,127)
Equity Component Debt - New and Amended			(7,694,405)
Repayments
Principal Reallocation
Net Effect on Debt from Extinguishment
Balance at ending of period Notes payables			4,081,198
Amendment Fee Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at Beginning of Year	18,973,000
Paid-In-Kind Interest Capitalized	876,000
Gain (Loss) on Extinguishment of Debt, before Write off of Debt Issuance Cost	176,000
Equity Component Debt - New and Amended	(5,086,000)
Net Effect on Debt from Derivative	(1,093,000)
Cash Paid for Debt Issuance Costs	(257,000)
Amortization of Debt Discounts	648,000
Balance at end of period	14,237,000		18,973,000
Equity Component Debt - New and Amended	5,086,000
Amendment Fee Notes [Member] | Medmen Enterprises Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Paid-In-Kind Interest Capitalized			2,202,363	673,593
Equity Component Debt - New and Amended			4,337,438	511,900
Cash Paid for Debt Issuance Costs
Amortization of Debt Discounts			1,690,108	52,907
Balance at beginning of period Notes payables	18,973,030	18,964,600	18,964,600
Cash Additions
Fees Capitalized to Debt Related to Debt Modifications				18,750,000
Equity Component Debt - New and Amended			(4,337,438)	(511,900)
Repayments
Principal Reallocation			(2,395)
Net Effect on Debt from Extinguishment			455,792
Balance at ending of period Notes payables			18,973,030	18,964,600
Restatement Fee Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at Beginning of Year	5,866,000
Paid-In-Kind Interest Capitalized	394,000
Gain (Loss) on Extinguishment of Debt, before Write off of Debt Issuance Cost	(2,244,000)
Equity Component Debt - New and Amended	(2,181,000)
Net Effect on Debt from Derivative	(461,000)
Cash Paid for Debt Issuance Costs	(108,000)
Amortization of Debt Discounts	460,000
Balance at end of period	1,726,000		5,866,000
Equity Component Debt - New and Amended	2,181,000
Restatement Fee Notes [Member] | Medmen Enterprises Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Paid-In-Kind Interest Capitalized			928,886
Equity Component Debt - New and Amended			4,551,977	1,245,676
Cash Paid for Debt Issuance Costs
Amortization of Debt Discounts			1,800,653	127,878
Balance at beginning of period Notes payables	5,866,301	7,082,065	7,082,065
Cash Additions
Fees Capitalized to Debt Related to Debt Modifications				8,199,863
Equity Component Debt - New and Amended			(4,551,977)	(1,245,676)
Repayments
Principal Reallocation			(24,084)
Net Effect on Debt from Extinguishment			630,758
Balance at ending of period Notes payables			5,866,301	7,082,065
Second Restatement Fee Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at Beginning of Year	2,023,000
Paid-In-Kind Interest Capitalized	121,000
Gain (Loss) on Extinguishment of Debt, before Write off of Debt Issuance Cost
Equity Component Debt - New and Amended
Net Effect on Debt from Derivative	(102,000)
Cash Paid for Debt Issuance Costs	(24,000)
Amortization of Debt Discounts	2,000
Balance at end of period	2,020,000		2,023,000
Equity Component Debt - New and Amended
Second Restatement Fee Notes [Member] | Medmen Enterprises Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Paid-In-Kind Interest Capitalized			170,630
Equity Component Debt - New and Amended
Cash Paid for Debt Issuance Costs
Amortization of Debt Discounts			1,256
Balance at beginning of period Notes payables	$ 2,023,240
Cash Additions
Fees Capitalized to Debt Related to Debt Modifications
Equity Component Debt - New and Amended
Repayments
Principal Reallocation			(148,646)
Net Effect on Debt from Extinguishment			2,000,000
Balance at ending of period Notes payables			$ 2,023,240